SHARE BASED COMPENSATION (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, options term	3 years
Stock Incentive plan, shares authorized	5,000,000			5,000,000
Options granted	295,600			2,300,000
Warrants granted				275,000
Exercise price of stock options granted	$ 1.00
Stock based compensation expense	$ 20,686	$ 2,967		$ 50,596
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, options term	10 years			10 years
Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				175,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility				123.60%
Risk-free interest rate, minimum				11.00%
Risk-free interest rate, maximum				17.00%
Expected dividend yield				0.00%
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Option Term				5 years
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Option Term				3 years
Employee Stock Option [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				175,000
Cashless Stock Option [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, options term	5 years			5 years
Options granted	2,250,000			2,250,000
Exercise price of stock options granted	$ 0.10			$ 0.10
Vesting period				3 years
Cashless Stock Option [Member] | Board Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, options term				5 years
Options granted				100,000
Exercise price of stock options granted				$ 0.10
Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	123.60%
Risk-free interest rate, minimum	11.00%
Risk-free interest rate, maximum	17.00%
Expected dividend yield	0.00%
Aggregate intrinsic value		$ 199,810		$ 388,186
Options and Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Option Term	5 years
Options and Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Option Term	3 years